Thrivent Securitized Income ETF Annual Fund Operating Expenses - Thrivent Securitized Income ETF - None	Oct. 19, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.40%

[1]	'Other Expenses' is an estimate based on the expenses the Fund expects to incur for its first full fiscal year.